UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nationwide Mutual Fire Insurance Company
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-1403

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Signature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	August 3, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934





                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$623,682


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04

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FORM 13F INFORMATION TABLE
6/30/1999
                                                            VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP  (X$1000)   PRIN AMT  PRN  CALL DSCRETN  MANAGERS       SOLE  SHARED  NONE

AMERICAN HOME PRODS CORP        COM            026609107     8,377   146,000  SH        SHARED   03                       146,000
AMERICAN INTL GROUP INC         COM            026874107    43,272   369,057  SH        SHARED   03                      369,057
AMVESCAP PLC                    SPONSORED ADR  03235E100     1,858    39,966  SH        SHARED   03                         39,966
AVERY DENNISON CORP             COM            053611109     9,648   159,800  SH        SHARED   03                       159,800
BP AMOCO P L C                  SPONSORED ADR  055622104     6,892    63,520  SH        SHARED   03                         63,520
BANK ONE CORP                   COM            06423A103    27,160   455,999  SH        SHARED   03                      455,999
BELO A H CORP DEL               COM SER A      080555105       225    11,450  SH        SHARED   03                           11,45
BERKSHIRE HATHAWAY INC DEL      CL A           084670108    13,229       192  SH        SHARED   03
BLACK & DECKER CORP             COM            091797100     1,496    23,700  SH        SHARED   03                         23,700
BRISTOL MYERS SQUIBB CO         COM            110122108    26,118   370,800  SH        SHARED   03                      370,800
CATERPILLAR INC DEL             COM            149123101    12,588   209,800  SH        SHARED   03                      209,800
COX COMMUNICATIONS INC NEW      CL A           224044107       453    12,308  SH        SHARED   03                          12,308
DONALDSON LUFKIN & JENRETTE     COM            257661108     7,688   127,600  SH        SHARED   03                       127,600
DOVER CORP                      COM            260003108     5,667   161,900  SH        SHARED   03                        161,900
DOW CHEM CO                     COM            260543103    10,087    79,500  SH        SHARED   03                         79,500
EL PASO ELEC CO                 COM NEW        286377854       250    27,924  SH        SHARED   03                         27,924
EMERSON ELEC CO                 COM            291011104     1,443    22,930  SH        SHARED   03                         22,930
EXXON CORP                      COM            302290101    16,782   217,600  SH        SHARED   03                       217,600
FEDERAL NATL MTG ASSN           COM            313586109    11,555   169,300  SH        SHARED   03                       169,300
GENERAL ELEC CO                 COM            369604103    81,134   718,000  SH        SHARED   03                       718,000
HCR MANOR CARE INC              COM            404134108     4,344   179,615  SH        SHARED   03                        179,615
HEWLETT PACKARD CO              COM            428236103    14,070   140,000  SH        SHARED   03                       140,000
HOME DEPOT INC                  COM            437076102    19,950   309,600  SH        SHARED   03                      309,600
INGERSOL RAND CO                COM            456866102     3,102    48,000  SH        SHARED   03                         48,000
INTERNATIONAL BUSINESS MACHS    COM            459200101     5,170    40,000  SH        SHARED   03                         40,000
JOHNSON & JOHNSON               COM            478160104    60,584   618,200  SH        SHARED   03                       618,200
KROGER CO                       COM            501044101    12,631   226,050  SH        SHARED   03                      226,050
LANCASTER COLONY CORP           COM            513847103       345    10,000  SH        SHARED   03                          10,000
MBNA CORP                       COM            55262L100     3,110   199,500  SH        SHARED   03                       199,500
MELLON BK CORP                  COM            585509102     3,899   107,200  SH        SHARED   03                       107,200
MERCK & CO INC                  COM            589331107    52,901   718,520  SH        SHARED   03                       718,520
MINNESOTA MNG & MFG CO          COM            604059105     9,563   110,000  SH        SHARED   03                        110,000
MOLEX INC                       COM            608554101    15,966   431,512  SH        SHARED   03                        431,512
MOLEX INC                       CL A           608554200    13,593   431,512  SH        SHARED   03                        431,512
MORGAN J P & CO INC             COM            616880100    12,645    90,000  SH        SHARED   03                         90,000
NATIONAL CITY CORP              COM            635405103     4,176    63,750  SH        SHARED   03                         63,750
PARKER HANNIFIN CORP            COM            701094104     6,657   145,500  SH        SHARED   03                       145,500
PEPSICO INC                     COM            713448108       619    16,000  SH        SHARED   03                          16,000
PFIZER INC                      COM            717081103     3,532    32,400  SH        SHARED   03                         32,400
PROCTOR & GAMBLE CO             COM            742718109    21,420   240,000  SH        SHARED   03                      240,000
SAFEWAY INC                     COM NEW        786514208     8,009   161,790  SH        SHARED   03                        161,790
SCHERING PLOUGH CORP            COM            806605101    21,000   400,000  SH        SHARED   03                      400,000
SCRIPPS E W CO OHIO             CL A           811054204     3,567    75,000  SH        SHARED   03                         75,000
US BANCORP DEL                  COM            902973106     4,305   129,000  SH        SHARED   03                       129,000
VULCAN MATLS CO                 COM            929160109    16,357   339,000  SH        SHARED   03                      339,000
WARNER LAMBERT CO               COM            934488107     5,724    82,800  SH        SHARED   03                         82,800
WELLS FARGO & CO                COM            949740104     8,465   198,000  SH        SHARED   03                       198,000
WORTHINGTON INDS INC            COM            981811102     2,056   125,100  SH        SHARED   03                        125,100

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